Goodwill and intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
Carrying
Amount

Balance as of December 31, 2021	-
Addition from acquisitions	367,566
Balance as of December 31, 2022	367,566

Schedule of intangible assets, net
December 31, 2022
Cost:

Technology	$63,677
Customer relations	27,856
Partnership Agreement	11,366
Marketing Asset	19,263
Trademark	731
GTS Duty Calculator	3,398

126,291

Less - accumulated amortization	27,833

Intangible assets, net	$98,458

Schedule of future estimated amortization expense
2023	$20,434
2024	18,812
2025	17,607
2026	17,607
Thereafter	23,998

$98,458

Schedule of amortization expense
Year ended December 31,
2022

Cost of revenues	$9,743
Selling and marketing	18,090

$27,833